Shareholders' Equity - Summary of Preferred Stock (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Liquidation Amount		$ 6,726
Preferred Stock, Including Additional Paid in Capital, Net of Discount		6,673	$ 6,673
Series I
Class of Stock [Line Items]
Liquidation Amount	[1]	173
Preferred Stock, Including Additional Paid in Capital, Net of Discount	[1]	$ 168
Dividend Rate	[1],[2]	Variable
Series J
Class of Stock [Line Items]
Liquidation Amount	[1]	$ 103
Preferred Stock, Including Additional Paid in Capital, Net of Discount	[1]	$ 92
Dividend Rate	[1],[3]	Variable
Series L
Class of Stock [Line Items]
Liquidation Amount	[1]	$ 750
Preferred Stock, Including Additional Paid in Capital, Net of Discount	[1]	$ 766
Dividend Rate	[1],[4],[5]	Variable
Series M
Class of Stock [Line Items]
Liquidation Amount	[1]	$ 500
Preferred Stock, Including Additional Paid in Capital, Net of Discount	[1]	$ 516
Dividend Rate	[1],[6],[7]	5.125%
Series N
Class of Stock [Line Items]
Liquidation Amount		$ 1,700
Preferred Stock, Including Additional Paid in Capital, Net of Discount		$ 1,683
Dividend Rate	[8]	4.80%
Series O
Class of Stock [Line Items]
Liquidation Amount		$ 575
Preferred Stock, Including Additional Paid in Capital, Net of Discount		$ 559
Dividend Rate		5.25%
Series P
Class of Stock [Line Items]
Liquidation Amount		$ 1,000
Preferred Stock, Including Additional Paid in Capital, Net of Discount		$ 992
Dividend Rate	[9]	4.95%
Series Q
Class of Stock [Line Items]
Liquidation Amount		$ 1,000
Preferred Stock, Including Additional Paid in Capital, Net of Discount		$ 992
Dividend Rate	[10]	5.10%
Series R
Class of Stock [Line Items]
Liquidation Amount		$ 925
Preferred Stock, Including Additional Paid in Capital, Net of Discount		$ 905
Dividend Rate		4.75%

[1]	Converted security from previously issued SunTrust preferred stock. Each outstanding share of SunTrust perpetual preferred stock was converted into the right to receive one share of an applicable newly issued series of Truist preferred stock having substantially the same terms as such share of SunTrust preferred stock.
[2]	Dividend rate is the greater of 4.00% or 3-month SOFR plus 0.79161%. Prior to the transition to SOFR, the dividend rate was the greater of 4.00% or 3-month LIBOR plus 0.530%.
[3]	Dividend rate is the greater of 4.00% or 3-month SOFR plus 0.90661%. Prior to the transition to SOFR, the dividend rate was the greater of 4.00% or 3-month LIBOR plus 0.645%.
[4]	Dividend payments became quarterly on September 15, 2022.
[5]	Dividend rate is the greater of 3-month SOFR plus 3.36361%. From June 15, 2022 to the transition to SOFR, the dividend rate was of 3-month LIBOR plus 3.102%. Prior to June 15, 2022, fixed dividend rate of 5.05%.
[6]	Dividend payments become quarterly after dividend rate reset.
[7]	Fixed dividend rate will reset on December 15, 2027, then dividend rate will be 3-month SOFR plus 3.04761%.
[8]	Fixed dividend rate will reset on September 1, 2024, and on each following fifth anniversary of the reset date to the five-year U.S. Treasury rate plus 3.003%.
[9]	Fixed dividend rate will reset on December 1, 2025, and on each following fifth anniversary of the reset date to the five-year U.S. Treasury rate plus 4.605%.
[10]	Fixed dividend rate will reset on September 1, 2030, and on each following tenth anniversary of the reset date to the ten-year U.S. Treasury rate plus 4.349%.